Asfiled with the Securities and Exchange Commission on October 16, 2024
Registration Nos.

333-238781
811-05563

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.	O

Post-Effective Amendment No. 5	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 627	X

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
PACIFIC LIFE INSURANCE COMPANY
(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3011
(Depository’s Telephone Number, including Area Code)

Alison Ryan

Assistant Vice President and Managing Assistant General Counsel II
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

O immediately upon filing pursuant to paragraph (b) of Rule 485
X on October 16, 2024 pursuant to paragraph (b) of Rule 485
O 60 days after filing pursuant to paragraph (a)(1) of Rule 485
O on ________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

O This post-effective amendment designates a new date for a previously filed post-effective amendment.

Supplement dated October 16, 2024 to the Statutory Prospectus dated May 1, 2024 for the
Pacific Admiral VUL, MVP VUL Admiral, Pacific Legacy, Pacific Protector, and Pacific Protector Plus flexible premium variable universal life insurance policies issued by Pacific Life Insurance Company

The purpose of this supplement is to update certain underlying fund information.  This supplement must be preceded or accompanied by the Statutory Prospectus (the "Prospectus") for your Contract, as supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company, as applicable; "you" or "your" refer to the Policy Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 347-7787 or online at http://www.PacificLife.com. Please retain this supplement for future reference.

Effective November 1, 2024, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes:

●	All references to the name for the Pacific Select Fund Mid-Cap Equity Portfolio will change to the Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio. The Subadvisor will change from BlackRock Investment Management, LLC to Fidelity Diversifying Solutions LLC.

Effective November 1, 2024, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to add the following Funds:

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
This Fund seeks capital appreciation.	Pacific Select Fund Bond Plus Portfolio Class P; Pacific Life Fund Advisors, LLC	0.45%[1]	NA	NA	NA
This Fund seeks capital appreciation.	Pacific Select Fund International Equity Plus Bond Alpha Portfolio Class P; Pacific Life Fund Advisors, LLC	0.45%[1]	NA	NA	NA
This Fund seeks capital appreciation.	Pacific Select Fund Large-Cap Plus Bond Alpha Portfolio Class P; Pacific Life Fund Advisors, LLC	0.43%[1]	NA	NA	NA
Seeks capital appreciation.	Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class P; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.44%1	15.58%	11.57%	9.40%
This Fund seeks capital appreciation.	Pacific Select Fund QQQ Plus Bond Alpha Portfolio Class P; Pacific Life Fund Advisors, LLC	0.46%[1]	NA	NA	NA
This Fund seeks capital appreciation.	Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class P; Pacific Life Fund Advisors, LLC	0.48%[1]	NA	NA	NA

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Form No. 15-53317-00

Prospectus

(Included in Registrant’s Form N-6, File No. 333-238781 Accession No. 0001104659-24-049510 filed on April 19, 2024, and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-6, File No. 333-238781 Accession No. 0001104659-24-049510 filed on April 19, 2024, and incorporated by reference herein.)

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART C: OTHER INFORMATION (MVP VUL Admiral)

Item 30. Exhibits

(1)	Board of Directors Resolution

(a)

Resolution of the Board of Directors of the Depositor dated November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993. Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256904000869/a01082exv99w1xay.htm

(b)

Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws. Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256904000869/a01082exv99w1xby.htm

(2)	Custodial Agreements

Inapplicable

(3)	Underwriting Agreements

(a)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); Filed as part of the Registration Statement on Form N-6 on May 27, 2011, File No. 333-172851, Accession Number 0000950123-11-054590. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012311054590/a58731a1exv99wx3yxay.htm

(b)

Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers; Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256904000869/a01082exv99w3xby.htm

(c)

Distribution Agreement Between Pacific Select Distributors, Inc. and T. Rowe Price Investment Services, Inc.; Filed as part of the Registration Statement on Form N-6 on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905000254/a05877a1exv99wx3yxcy.htm

(1)

First Amendment to the Distribution Agreement; Filed as part of the Registration Statement on Form N-6 on April 16, 2020, File No. 333-231311, Accession Number 0001104659-20-047484, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465920047484/a20-9364_1ex99d3c1.htm

(d)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, LLC (PSD) (Amended and Restated); Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001104659-17-024489 filed April 19, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465917024489/a16-17345_1ex99d3d.htm

(4)	Contracts

(a)

Flexible Premium Variable Life Insurance Policy (form ICC19 P19VUL); Filed as part of the Registration Statement on Form N-6 on May 9, 2019, File No. 333-231311, Accession Number 0001104659-19-028111, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028111/a19-9297_1ex99d4a.htm

(1)

Specifications page (form ICC20 S20MADM); Filed as part of the Registration Statement on Form N-6 on May 29, 2020, File No. 333-238781, Accession Number 0001104659-20-067578. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465920067578/a20-20767_1ex99db4a1.htm

(b)

Conversion Rider (form ICC13 R13CON); Filed as part of the Registration Statement on Form N-6 on February 7, 2014, File No. 333-153022, Accession Number 0001193125-14-040507. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312514040507/d655724dex994o.htm

(c)

Flexible Duration No-Lapse Guarantee Rider (form ICC17 R17FNL); Filed as part of the Registration Statement on Form N-6 on May 9, 2019, File No. 333-231311, Accession Number 0001104659-19-028111, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028111/a19-9297_1ex99d4c.htm

(1)

Specifications pages (form ICC18 S18FNL); Filed as part of the Registration Statement on Form N-6 on May 9, 2019, File No. 333-231311, Accession Number 0001104659-19-028111, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028111/a19-9297_1ex99d4c1.htm

(d)

1 Year Indexed Account (form ICC20 I20V1NDX); Filed as part of the Registration Statement on Form N-6 on May 29, 2020, File No. 333-238781, Accession Number 0001104659-20-067578. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465920067578/a20-20767_1ex99db4d.htm

(e)

1 Year Indexed Account 4 (form ICC20 I20V1NDX4)(No Cap); Filed as part of the Registration Statement on Form N-6 on May 29, 2020, File No. 333-238781, Accession Number 0001104659-20-067578. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465920067578/a20-20767_1ex99db4e.htm

(f)

1 Year Indexed Account 6 (form ICC20 I20V1NDX6)(High Cap); Filed as part of the Registration Statement on Form N-6 on May 29, 2020, File No. 333-238781, Accession Number 0001104659-20-067578. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465920067578/a20-20767_1ex99db4f.htm

(g)

Annual Renewable Term Rider - Additional Insured (form ICC17 R17RTA); Filed as part of the Registration Statement on Form N-6 on May 9, 2019, File No. 333-231311, Accession Number 0001104659-19-028111, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028111/a19-9297_1ex99d4g.htm

(1)

Specifications pages (form ICC17 S17RTA); Filed as part of the Registration Statement on Form N-6 on May 9, 2019, File No. 333-231311, Accession Number 0001104659-19-028111, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028111/a19-9297_1ex99d4g1.htm

(h)

Annual Renewable Term Rider (form ICC17 R17ART); Filed as part of the Registration Statement on Form N-6 on May 9, 2019, File No. 333-231311, Accession Number 0001104659-19-028111, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028111/a19-9297_1ex99d4h.htm

(1)

Specifications pages (form ICC17 S17ART); Filed as part of the Registration Statement on Form N-6 on May 9, 2019, File No. 333-231311, Accession Number 0001104659-19-028111, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028111/a19-9297_1ex99d4h1.htm

(i)

Accelerated Death Benefit Rider for Chronic Illness (form ICC12 R12CIC) (Premier Living Benefits Rider); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-152224, Accession Number 0000950123-12-012563. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312012563/a30132aexv99wx4yxxy.htm

(j)

Accelerated Death Benefit Rider for Chronic and Terminal Illness (form ICC18 R18ADB) (Premier Living Benefits Rider 2); Filed as part of the Registration Statement on Form N-6 on May 9, 2019, File No. 333-231311, Accession Number 0001104659-19-028111, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028111/a19-9297_1ex99d4j.htm

(1)

Specifications pages (form ICC18 S18ADB); Filed as part of the Registration Statement on Form N-6 on May 9, 2019, File No. 333-231311, Accession Number 0001104659-19-028111, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028111/a19-9297_1ex99d4j1.htm

(k)

Short-term No-Lapse Guarantee Rider (form ICC12 R12SNL); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-152224, Accession Number 0000950123-12-012563. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312012563/a30132aexv99wx4yxaay.htm

(l)

Accelerated Death Benefit Rider for Terminal Illness (form ICC12 R12TIC) (Terminal Illness Rider); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-152224, Accession Number 0000950123-12-012563. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312012563/a30132aexv99wx4yxddy.htm

(m)

Scheduled Annual Renewable Term Rider (form ICC15 R15SRT); Filed as part of the Registration Statement on Form N-6 on February 24, 2015, File No. 333-202248, Accession Number 0001193125-15-059457. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515059457/d877621dex994c.htm

(1)

Specifications pages (form ICC17 S17SRT); Filed as part of the Registration Statement on Form N-6 on May 9, 2019, File No. 333-231311, Accession Number 0001104659-19-028111, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028111/a19-9297_1ex99d4m1.htm

(n)

Overloan Protection 3 Rider (form ICC15 R15OLP); Filed as part of the Registration Statement on Form N-6 on February 24, 2015, File No. 333-202248, Accession Number 0001193125-15-059457. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515059457/d877621dex994d.htm

(1)

Specifications pages (form ICC15 R15OLP SP); Filed as part of the Registration Statement on Form N-6 on July 18, 2015, File No. 333-150092, Accession No. 0001193125-15-2268877 filed June 18, 2015. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515226877/d942814dex994ff1.htm

(o)

Accelerated Death Benefit Rider for Long-Term Care (form ICC16 R16LTC) (Premier LTC Rider); Filed as part of the Registration Statement on Form N-6 on July 11, 2016, File No. 333-152224, Accession Number 0001193125-16-645260. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312516645260/d210994dex994ll.htm

(1)

Specifications pages (form ICC16 R16LTCV SP); Filed as part of the Registration Statement on Form N-6 on July 11, 2016, File No. 333-152224, Accession Number 0001193125-16-645260. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312516645260/d210994dex994ll1.htm

(p)

Alternate Loan Rider 2 (form ICC20 R20ALR2); Filed as part of the Registration Statement on Form N-6 on May 29, 2020, File No. 333-238781, Accession Number 0001104659-20-067578. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465920067578/a20-20767_1ex99db4n.htm

(1)

Specifications page (form ICC20 S20 ALR2); Filed as part of the Registration Statement on Form N-6 on May 29, 2020, File No. 333-238781, Accession Number 0001104659-20-067578. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465920067578/a20-20767_1ex99db4n1.htm

(q)

Minimum Indexed Benefit Rider (form ICC20 R20MIBR); Filed as part of the Registration Statement on Form N-6 on May 29, 2020, File No. 333-238781, Accession Number 0001104659-20-067578. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465920067578/a20-20767_1ex99db4o.htm

(1)

Specifications page (form ICC20 S20MIBR); Filed as part of the Registration Statement on Form N-6 on May 29, 2020, File No. 333-238781, Accession Number 0001104659-20-067578. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465920067578/a20-20767_1ex99db4o1.htm

(5)	Applications

Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire; Filed as part of Registration Statement on Form N-6 on September 25, 2020, File No. 333-2388781, Accession Number 0001104659-20-108577. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465920108577/a20-31616_1ex99d5.htm

(6)	Depositor’s Certificate of Incorporation and By-Laws

(a)

Bylaws of Pacific Life Insurance Company; Filed as part of Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256904000869/a01082exv99w6xby.htm

(b)

Articles of Incorporation of Pacific Life Insurance Company; Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256904000869/a01082exv99w6xay.htm

(c)

Restated Articles of Incorporation of Pacific Life Insurance Company; Filed as part of the Registration Statement on Form N-6 on December 6, 2005, File No. 333-118913, Accession Number 0000892569-05-001150. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905001150/a14958exv99wx6yxcy.htm

(d)

Bylaws of Pacific Life Insurance Company As Amended Effective September 1, 2005; Filed as part of the Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 on December 6, 2005, File No. 333-118913, Accession Number 0000892569-05-001150. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905001150/a14958exv99wx6yxdy.htm

(7)	Reinsurance Contracts

(a)

Reinsurance Agreement with RGA Reinsurance Company Effective December 1, 2008; Filed as part of the Registration Statement on Form N-6 on December 13, 2019, File No. 333-231311, Accession Number 0001104659-19-072409. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072409/a19-25066_1ex99d7a.htm

(1)

Amendments 1 and 2 to Reinsurance Agreement Filed as part of the Registration Statement on Form N-6 on December 13, 2019, File No. 333-231311, Accession Number 0001104659-19-072409. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072409/a19-25066_1ex99d7a1.htm

(2)

Amendment 3 to Reinsurance Agreement (portions of this amendment have been omitted) Filed as part of the Registration Statement on Form N-6 on December 13, 2019, File No. 333-231311, Accession Number 0001104659-19-072409. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072409/a19-25066_1ex99d7a2.htm

(3)

Amendments 4 through 17 to Reinsurance Agreement Filed as part of the Registration Statement on Form N-6 on December 13, 2019, File No. 333-231311, Accession Number 0001104659-19-072409. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072409/a19-25066_1ex99d7a3.htm

(b)

Reinsurance Agreement with Swiss Re Life & Health America Inc. Effective December 1, 2008; Filed as part of the Registration Statement on Form N-6 on December 13, 2019, File No. 333-231311, Accession Number 0001104659-19-072409. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072409/a19-25066_1ex99d7b.htm

(1)

Amendments 1 through 3 to Reinsurance Agreement Filed as part of the Registration Statement on Form N-6 on December 13, 2019, File No. 333-231311, Accession Number 0001104659-19-072409. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072409/a19-25066_1ex99d7b1.htm

(2)

Amendment 4 to Reinsurance Agreement (portions of this amendment have been omitted) Filed as part of the Registration Statement on Form N-6 on December 13, 2019, File No. 333-231311, Accession Number 0001104659-19-072409. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072409/a19-25066_1ex99d7b2.htm

(3)

Amendments 5 through 17 to Reinsurance Agreement Filed as part of the Registration Statement on Form N-6 on December 13, 2019, File No. 333-231311, Accession Number 0001104659-19-072409. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072409/a19-25066_1ex99d7b3.htm

(c)

Reinsurance Agreement with Munich American Reassurance Company Effective December 1, 2008; Filed as part of the Registration Statement on Form N-6 on December 13, 2019, File No. 333-231311, Accession Number 0001104659-19-072409. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072409/a19-25066_1ex99d7c.htm

(1)

Amendments 1 through 16 to Reinsurance Agreement Filed as part of the Registration Statement on Form N-6 on December 13, 2019, File No. 333-231311, Accession Number 0001104659-19-072409. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072409/a19-25066_1ex99d7c1.htm

(d)

Reinsurance Agreement with SCOR Global Life USA Reinsurance Company (formerly Generali USA Life Reassurance Company) Effective December 1, 2008; Filed as part of the Registration Statement on Form N-6 on December 13, 2019, File No. 333-231311, Accession Number 0001104659-19-072409. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072409/a19-25066_1ex99d7d.htm

(1)

Amendments 1 and 2 to Reinsurance Agreement Filed as part of the Registration Statement on Form N-6 on December 13, 2019, File No. 333-231311, Accession Number 0001104659-19-072409. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072409/a19-25066_1ex99d7d1.htm

(2)

Amendment 3 to Reinsurance Agreement (portions of this amendment have been omitted) Filed as part of the Registration Statement on Form N-6 on December 13, 2019, File No. 333-231311, Accession Number 0001104659-19-072409. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072409/a19-25066_1ex99d7d2.htm

(3)

Amendments 4 through 16 to Reinsurance Agreement Filed as part of the Registration Statement on Form N-6 on December 13, 2019, File No. 333-231311, Accession Number 0001104659-19-072409. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072409/a19-25066_1ex99d7d3.htm

(8)	Participation Agreements

(a)

Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund; Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256904000869/a01082exv99w8xay.htm

(1)

Exhibit B to the Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998qq.htm

(b)

Participation Agreement with Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III; Filed as part of the Registration Statement on Form N-6 on February 10, 2005, File No. 333-118913, Accession Number 0000892569-05-000054. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905000054/a05030exv99wx8yxby.htm

(1)

Form of Amendment to Fidelity Distributors Corporation Participation Agreement; Filed as part of the Registration Statement on Form N-6 on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907001219/a34112exv99wx8yxyy.htm

(2)

Form of Second Amendment to Fidelity Distributors Corporation Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 23, 2012, File No. 333-152224, Accession Number 000950123-12-006367. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312006367/a59868bexv99wx8yxxyx2y.htm

(3)

Third Amendment to Fidelity Distributors Corporation Participation Agreement; Included in Registrant’s Form N-6, File No. 333-231311 Accession No. 0001104659-19-042837 filed on July 31, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919042837/a19-13239_1ex99d8t3.htm

(4)

Fourth Amendment to Fidelity Distributors Corporation Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 16, 2020, File No. 333-231311, Accession Number 0001104659-20-047484, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465920047484/a20-9364_1ex99d8v4.htm

(5)

Fifth Amendment to the Fidelity Distributors Corporation Participation Agreement; Filed as part of Registration Statement on Form N-6 on September 25, 2020, File No. 333-238781, Accession Number 0001104659-20-108577. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465920108577/a20-31616_1ex99d8b5.htm

(c)

Service Contract with Fidelity Distributors Corporation; Filed as part of the Registration Statement on Form N-6 on February 10, 2005, File No. 333-118913, Accession Number 0000892569-05-000054. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905000054/a05030exv99wx8yxcy.htm

(d)

Form of Amendment to Fidelity Investments Institutional Operations Company, Inc. Service Agreement; Filed as part of the Registration Statement on Form N-6 on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907001219/a34112exv99wx8yxzy.htm

(e)

Form of Amendment to Fidelity Distributors Corporation Service Contract; Filed as part of the Registration Statement on Form N-6 on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907001219/a34112exv99wx8yxaay.htm

(f)

Participation Agreement between Pacific Life Insurance Company, Pacific Life & Annuity and M Fund; Filed as part of the Registration Statement on Form N-6 on July 9, 2008, File No. 333-152224, Accession Number 0000892569-08-000978. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256908000978/a40250orexv99w8xaay.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132721/d831767dex998aa1.htm

(g)

Participation Agreement with Vanguard Variable Insurance Fund; Filed as part of the Registration Statement on Form N-6 on May 14, 2020, File No. 333-231311, Accession No. 0001104659-20-061462, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465920061462/a20-19511_5ex99d8yy.htm

(h)

Participation Agreement with DFA Investment Dimensions Group Inc.; Filed as part of the Registration Statement on Form N-6 on May 9, 2019, File No. 333-231309, Accession Number 0001104659-19-028108, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028108/a19-9294_1ex99d8ww.htm

(1)

First Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-6 on September 25, 2020, File No. 333-238781, Accession Number 0001104659-20-108577. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465920108577/a20-31616_1ex99d8h1.htm

(9)	Administrative Contracts

Inapplicable

(10)	Other Material Contracts

Inapplicable

(11)	Legal Opinions

Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered; Filed as part of the Registration Statement on Form N-6 on May 29, 2020, File No. 333-238781, Accession Number 0001104659-20-067578. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465920067578/a20-20767_1ex99db11.htm

(12)	Actuarial Opinion

Inapplicable

(13)	Calculation

Inapplicable

(14)	Other Opinions

Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors

(15)	Omitted Financial Statements

Inapplicable

(16)	Initial Capital Agreements

Inapplicable

(17)	Redeemability Exemption

Memorandum describing Pacific Life Insurance Company’s issuance, transfer and redemption procedures for the Policies pursuant to Rule 6e-3(T)(b)(12)(iii); Included in Registrant’s Form N-6, File No. 333-238781, Accession No. 0001104659-21-053756 filed April 22, 2021, and incorporated by reference herein. This exhibit can be found at

https://www.sec.gov/Archives/edgar/data/832908/000110465921053756/a21-4014_1ex99d17.htm

(18)	Power of Attorney;

Powers of Attorney;

(19)	Form of Initial Summary Prospectus

Inapplicable

EX-101.SCH XBRL TAXONOMY EXTENSION SCHEMA

EX-101.DEF XBRL TAXONOMY EXTENSION DEFINITION LINKBASE

EX-101.LAB XBRL TAXONOMY EXTENSION LABEL LINKBASE

EX-101.PRE XBRL TAXONOMY EXTENSION PRESENTATION LINKBASE

Item 31. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life
Darryl D. Button	Director, Chairman, President, and Chief Executive Officer
Vibhu R. Sharma	Director, Executive Vice President and Chief Financial Officer
Adrian S. Griggs	Director, Executive Vice President and Chief Operating Officer
Jason Orlandi	Director, Executive Vice President, General Counsel and Assistant Secretary
Dawn M. Behnke	Executive Vice President
Starla C. Yamauchi	Assistant Vice President and Secretary
Carol J. Krosky	Senior Vice President and Chief Accounting Officer
Craig W. Leslie	Senior Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive Newport Beach, California 92660

Item 32. Persons Controlled by or Under Common Control with Pacific Life or Pacific Select Exec Separate Account

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES LEGAL STRUCTURE

	Jurisdiction of Incorporation or Organization	Percentage of Ownership by its Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
APC Asset Development I LP	Delaware	99.92
APC Asset Development II LP	Delaware	99.94
Pacific Life & Annuity Company	Arizona	100
Pacific Life Purchasing LLC	Delaware	100
Pacific Select Distributors, LLC	Delaware	100
Pacific Asset Holding LLC	Delaware	100
Pacific TriGuard Partners LLC	Delaware	100
Gallery Limited Member, LLC	Delaware	100
Gallery Place MRP-GFI Venture, LLC	Delaware	10
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
PL/KBS Fund Member, LLC	Delaware	100
Wildflower Member, LLC	Delaware	100
Epoch-Wildflower, LLC	Florida	100
PL TOR Member LLC	Delaware	100
2803 Riverside Apartment Investors, LLC	Delaware	90
PL Denver Member, LLC	Delaware	100
1776 Curtis, LLC	Delaware	70
PL Timberlake Member, LLC	Delaware	100
80 South Gibson Road Apartment Investors, LLC	Delaware	90
PL Van Buren Member, LLC	Delaware	100
1035 Van Buren Holdings, L.L.C.	Delaware	43
PL Lakemont Member, LLC	Delaware	100
Overlook at Lakemont Venture LLC	Delaware	88
700 Main Street LLC	Delaware	100
PL One Jefferson Member, LLC	Delaware	100
One Jefferson Venture LLC	Delaware	90
PL Redland Member, LLC	Delaware	100
Redland Road Apartment Investors, LLC	Delaware	90
PL Mortgage Fund, LLC	Delaware	100
PL Andate Member, LLC	Delaware	100
Andante Venture LLC	Delaware	90
PL Beardslee Member, LLC	Delaware	100
Village at Beardslee Investor, LLC	Delaware	90
PL Monterone Member, LLC	Delaware	100
Monterone Apartment Investor, LLC	Delaware	90
PL Reno Member, LLC	Delaware	100
NPLC BV Manager LLC	Delaware	82.353
PL Wabash Member, LLC	Delaware	100
THC 1333 S. Wabash LLC	Delaware	90
PL Kierland Member, LLC	Delaware	100
T&L Apartment Investor, LLC	Delaware	90
PL Wardman Member, LLC	Delaware	100
Wardman Hotel Owner, L.L.C.	Delaware	100
PL Peoria Member, LLC	Delaware	100

205 Peoria Street Owner, LLC	Delaware	100
PL Stonebriar Member, LLC	Delaware	100
Stonebriar Apartment Investor, LLC	Delaware	90
PL Deer Run Member, LLC	Delaware	100
Deer Run JV LLC	Delaware	60
PL Tessera Member, LLC	Delaware	100
Tessera Venture LLC	Delaware	90
PL Vantage Member, LLC	Delaware	100
Vantage Post Oak Apartments, LLC	Delaware	90
PL Fairfax Gateway Member, LLC	Delaware	100
Fairfield Fairfax Gateway LLC	Delaware	90
PL Four Westlake Owner, LLC	Delaware	100
PL 922 Washington Owner, LLC	Delaware	100
PL Hana Place Member, LLC	Delaware	100
Hana Place JV LLC	Delaware	60
PL LasCo Owner, LLC	Delaware	100
PL Wilshire Member, LLC	Delaware	100
Wilshire Apartment Investors, LLC	Delaware	90
PL Cedarwest Member, LLC	Delaware	100
Cedarwest JV LLC	Delaware	60
PL Tupelo Member, LLC	Delaware	100
Tupelo Alley Apartment Investors, LLC	Delaware	90
PL Aster Member, LLC	Delaware	100
Alston Manor Investors JV LLC	Delaware	90
PL Anthology Member, LLC	Delaware	100
Anthology Venture LLC	Delaware	100
Anthology Owner LLC	Delaware	100
Anthology CEA Owner LLC	Delaware	100
PL Trelago Member, LLC	Delaware	100
Trelago Way Investors JV LLC	Delaware	100
PL 803 Division Street Member, LLC	Delaware	100
Nashville Gulch Venture LLC	Delaware	100
Nashville Gulch Owner LLC	Delaware	100
PL Little Italy Member, LLC	Delaware	100
Little Italy Apartments LLC	Delaware	69.1848
PL Gramax Member, LLC	Delaware	100
ASI Gramax LLC	Delaware	90
PL Walnut Creek Member, LLC	Delaware	100
Del Hombre Walnut Creek Holdings LLC	Delaware	75
PL Dairies Owner, LLC	Delaware	100
PL SFR HD Member, LLC	Delaware	100
SFR JV-HD LP	Delaware	33.333
SFR JV-HD TL Equity A LLC	Delaware	100
SFR JV-HD TL Borrower A LLC	Delaware	100
SFR JV-HD TL Equity B LLC	Delaware	100
SFR JV-HD TL Borrower B LLC	Delaware	100
SFR JV-HD Equity LCC	Delaware	100
SFR JV-HD Property LLC	Delaware	100
PL Adley Member, LLC	Delaware	100
Redwood PL Adley LLC	Delaware	90
DD 6075 Roswell LLC	Georgia	100
PL GAAV Member, LLC	Delaware	100
Greystar Active Adult Venture I, LP	Delaware	45
GS AA Draper HoldCo, LLC	Delaware	100
GS AA Draper Owner, LLC	Delaware	100
GS AA Village5 HoldCo, LLC	Delaware	100
GS AA Village5 Owner, LLC	Delaware	100
GS AA Avenu Natick HoldCo, LLC	Delaware	100
GS AA Avenu Natick HoldCo, LLC	Delaware	100
GS AA Riverwalk HoldCo, LLC	Delaware	100
GS AA Riverwalk Owner, LLC	Delaware	100
GS AA Stapleton HoldCo, LLC	Delaware	100

GS AA Stapleton Owner, LLC	Delaware	100
GS AA San Marcos HoldCo, LLC	Delaware	100
GS AA San Marcos Owner, LLC	Delaware	100
GS AA Vistas HoldCo LLC	Delaware	100
GS AA Vistas Owner LLC	Delaware	100
GS AA Kierland HoldCo LLC	Delaware	100
GS AA Kierland Owner LLC	Delaware	100
GS AA Naperville HoldCo, LLC	Delaware	100
GS AA Naperville Owner, LLC	Delaware	100
PL Fountain Springs Member, LLC	Delaware	100
Fountain Springs JV LLC	Delaware	80
Fountain Springs LLC	Colorado	100
PL SFR MLS Member, LLC	Delaware	100
SFR JV-2 LP	Delaware	16.129
SFR JV-2 2022-1 Equity Owner LLC	Delaware	100
SFR JV-2 2022-1 Borrower LLC	Delaware	100
SFR JV-2 2022-1 Depositor LLC	Delaware	100
SFR JV-2 2022-2 Equity Owner LLC	Delaware	100
SFR JV-2 2022-2 Borrower LLC	Delaware	100
SFR JV-2 2022-2 Depositor LLC	Delaware	100
SFR JV-2 DDTL Equity LLC	Delaware	100
SFR JV-2 DDTL Borrower LLC	Delaware	100
SFR JV-2 NTL Equity LLC	Delaware	100
SFR JV-2 NTL Borrower LLC	Delaware	100
SFR JV-2 2023-1 Equity Owner LLC	Delaware	100
SFR JV-2 2023-1 Borrower LLC	Delaware	100
SFR JV-2 2023-1 Depositor LLC	Delaware	100
SFR JV-2 Equity LLC	Delaware	100
SFR JV-2 Property LLC	Delaware	100
PL Hawkins Press Member, LLC	Delaware	100
Hawkins Press Investors JV, LLC	Delaware	85
PL Wilder Member, LLC	Delaware	100
Redwood PL Wilder, LLC	Delaware	90
RPL Wilder, LLC	Delaware	100
PL Allston Yard Member, LLC	Delaware	100
Allston Yards Apartments, LLC	Delaware	80
PL Arkins Member, LLC	Delaware	100
2950 Arkins Owner, LLC	Delaware	90
2950 Arkins Commercial, LLC	Delaware	100
2950 Arkins Residential, LLC	Delaware	100
PL Bromwell Member, LLC	Delaware	100
Bromwell Investors LLC	Delaware	90
Bromwell Owner LLC	Delaware	100
PL Loso Member, LLC	Delaware	100
South & Hollis Investors JV LLC	Delaware	85
KA Loso Investors LLC	Delaware	73.743
KA LOSO Holdings LLC	Delaware	100
PL Tranquility Lake Member, LLC	Delaware	100
Tranquility Lake Apartment Partners, LLC	Delaware	90
Tranquility Lake Apartments, LLC	Delaware	100
PL Milieu Guarantor, LLC	Delaware	100
PL Park Row Member, LLC	Delaware	100
Park Row Apartment Partners, LLC	Delaware	90
Park Row Apartments, LLC	Delaware	100
PL Towerview Member, LLC	Delaware	100
Preston Ridge Holdings JV LLC	Delaware	85
PL DTC Member, LLC	Delaware	100
Legacy/PL DTC JV LLC	Delaware	90
Legacy DTC Owner LLC	Delaware	100
PL Monte Vista Member, LLC	Delaware	100
Monte Vista JV LLC	Delaware	79.984
Monte Vista Preservation LP	California	99.98

PL 315 Elden Member, LLC	Delaware	100
315 Elden Multifamily JV Investors LLC	Delaware	90
315 Elden Street Multifamily Partners LLC	Delaware	80
315 Elden Street Owner LLC	Delaware	100
PL 400k Member, LLC	Delaware	100
400 K Street, LLC	Delaware	49.9
PL 440k Member, LLC	Delaware	100
440 K Street, LLC	Delaware	49.9
PL Fusion Member, LLC	Delaware	100
Fusion MF Venture LLC	Delaware	90
PL Heather Estates Member, LLC	Delaware	100
Heather Estates JV LLC	Delaware	80
PL Canyon Park Member, LLC	Delaware	100
Canyon Park JV LLC	Delaware	80
PL Alta Vista Newcastle MF Member, LLC	Delaware	100
Alta Vista Newcastle Multifamily JV Investor LLC	Delaware	90
Alta Vista Newcastle Multifamily Partners LLC	Delaware	90
Lost Spurs Owner LLC	Delaware	100
Village at Bellaire Owner LLC	Delaware	100
PL Del Sol Member, LLC	Delaware	100
Bradbury/Felix Investors, LLC	Delaware	95
PL Evo Union Member, LLC	Delaware	100
Evo Union Park Venture, LLC	Delaware	87.5
Evo Union Park Property Owner, LLC	Delaware	100
PL Radian Member, LLC	Delaware	100
Radian Partners Group LLC	Delaware	66.5
Radian Partners Property Owner LLC	Delaware	100
PL Reed Row Member, LLC	Delaware	100
KJ Florida Avenue JV LLC	Delaware	85
KJ Florida Avenue Property LLC	Delaware	100
PL Brightleaf Member, LLC	Delaware	100
Brightleaf Venture LLC	Delaware	90
Brightleaf Owner LLC	Delaware	100
PL Highgate Member, LLC	Delaware	100
Amherst Investors JV LLC	Delaware	95
KPL Amherst Owner LLC	Delaware	100
PL Town Center Member, LLC	Delaware	100
Town Center MF Venture LLC	Delaware	90
PL East County Road Owner, LLC	Delaware	100
WW 1300 Keller Parkway LLC	Delaware	100
PL Pretium Trust Owner, LLC	Delaware	100
PL 283 Commerce Member, LLC	Delaware	100
283 Commerce Hub Venture, LLC	Delaware	90
PL Sky Member, LLC	Delaware	100
Sky JV LLC	Delaware	75
Sky Owner LLC	Delaware	100
PL Dean Member, LLC	Delaware	100
PL Hadley Member, LLC	Delaware	100
PL Metropolitan Member, LLC	Delaware	100
PL Moreland Member, LLC	Delaware	100
SNB HoldCo, LLC	Delaware	100
SNB 116 Owner, LLC	Delaware	100
SNB 120 Owner, LLC	Delaware	100
SNB 124/125 Owner, LLC	Delaware	100
SNB 540 Hotel Owner, LLC	Delaware	100
PL Bala Cynwyd Member, LLC	Delaware	100
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Global Asset Management LLC (Formerly known as Pacific Asset Advisors LLC)	Delaware	100
Pacific Global Advisors LLC	Delaware	100
Pacific Private Fund Advisors LLC	Delaware	100
Pacific Co-Invest Credit I GP LLC #	Delaware	100

Pacific Co-Invest Credit II GP LLC #	Delaware	100
Pacific Co-Invest Opportunities I GP LLC #	Delaware	100
Pacific Co-Invest Opportunities II GP LLC #	Delaware	100
Pacific Private Credit II GP LLC #	Delaware	100
Pacific Private Credit III GP LLC #	Delaware	100
Pacific Private Credit IV GP LLC #	Delaware	100
Pacific Private Credit V GP LLC #	Delaware	100
Pacific Private Credit Opportunities II GP LLC #	Delaware	100
Pacific Private Equity I GP LLC #	Delaware	100
Pacific Private Equity Opportunities II GP LLC #	Delaware	100
Pacific Private Equity Opportunities III GP LLC #	Delaware	100
Pacific Private Equity Opportunities V GP LLC #	Delaware	100
Pacific Private Feeder III GP, LLC #	Delaware	100
Pacific Private Feeder IV GP, LLC #	Delaware	100
Pacific Private Equity Opportunities IV GP LLC #	Delaware	100
PPFA Credit Opportunities I GP LLC #	Delaware	100
CAA-PPFA Equity Opportunities I GP LLC #	Delaware	100
CAA-PPFA Opportunities II GP LLC #	Delaware	100
Pacific Private Equity Opportunities Fund II-B, LLC #	Delaware	0.01
Pacific Private Equity II GP LLC #	Delaware	100
Pacific Private Equity II-A GP LLC #	Delaware	100
Pacific Private Equity Opportunities VI GP LLC #	Delaware	100
Pacific Life Fund Advisors LLC	Delaware	100
Pacific Life Trade Receivable GP LLC # (Formerly known as PAM Trade Receivable GP LLC)	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Baleine Reinsurance Company	Vermont	100
Pacific Private Equity Incentive Allocation LLC	Delaware	100
Pacific Life & Annuity Services, Inc.	Missouri	100
Pacific Life Re Holdings LLC	Delaware	100
Pacific Life Re Global Limited (Formerly known as Pacific Life Reinsurance (Barbados) Ltd.)	Bermuda	100
Pacific Life Re International Limited	Bermuda	100
Pacific Life Re (Australia) Pty Limited	Australia	100
Pacific Life Re Holdings Limited	England	100
Pacific Life Re Limited	England	100
Pacific Life Holdings Bermuda Limited	Bermuda	100
Pacific Life Re (Shanghai) Information Consulting Services Co., Ltd.	China	100
Pacific Life Services Bermuda Limited	Bermuda	100
Pacific Life Re Services Singapore Pte. Limited	Singapore	100
Pacific Life Re Services Limited	England	100
UnderwriteMe Limited	England	100
UnderwriteMe Technology Solutions Limited	England	100
UnderwriteMe North America Corp.	Delaware	100
UnderwriteMe Australia Pty Limited	Australia	100
Pacific Life Services Canada Limited	Canada	100

__________________________________

# = Abbreviated structure

Item 33. Indemnification

(a) The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, LLC (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, LLC (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker- Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34. Principal Underwriters

(a)

PSD also acts as principal underwriter for Pacific Life Insurance Company, on its own behalf and on behalf of its Separate Account I, Separate Account A, Separate Account B, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Pacific Select Exec Separate Account, Pacific COLI Separate Account, Pacific COLI Separate Account II, Pacific COLI Separate Account III, Pacific COLI Separate Account IV, Pacific COLI Separate Account V, Pacific COLI Separate Account VI, Pacific COLI Separate Account X, Pacific COLI Separate Account XI, Pacific Select Separate Account, and Pacific Life & Annuity Company, on its own behalf and on behalf of its Separate Account A, Pacific Select Exec Separate Account, and Separate Account I.

(b)

For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference. This exhibit can be found at http://brokercheck.finra.org/firm/summary/4452

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 35. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 36. Management Services

Inapplicable

Item 37. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California on the day of October 16, 2024.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
(Registrant)

PACIFIC LIFE INSURANCE COMPANY

By:
Darryl D. Button*
Director, Chairman, President, and Chief Executive Officer

PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:
Darryl D. Button*
Director, Chairman, President, and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

		Director, Chairman, President, and Chief Executive Officer	October 16, 2024

Darryl D. Button*

		Director, Executive Vice President and Chief Financial Officer	October 16, 2024

Vibhu R. Sharma*

		Director, Executive Vice President and Chief Operating Officer	October 16, 2024

Adrian S. Griggs*

		Director, Executive Vice President and General Counsel	October 16, 2024

Jason Orlandi*

		Assistant Vice President and Secretary	October 16, 2024

Starla C. Yamauchi*

		Executive Vice President	October 16, 2024

Dawn M. Behnke*

		Senior Vice President and Chief Accounting Officer	October 16, 2024

Carol J. Krosky*

		Vice President and Treasurer	October 16, 2024

Craig W. Leslie*

*By:	/s/ ALISON RYAN		October 16, 2024

Alison Ryan
as attorney-in-fact

(Powers of Attorney are contained in this Registration Statement as Exhibit 18).